Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2018
Prospectus Date	rr_ProspectusDate	Sep. 12, 2018
Cambria Trinity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
[custom:ProspectusSupplementTextBlock]	cambria_ProspectusSupplementTextBlock

Cambria ETF Trust

Cambria Trinity ETF (TRTY)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated December 31, 2018

to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 12, 2018, as each may be amended or supplemented

The following information supplements and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Cambria ETF Trust (the “Trust”) has approved changes to the investment objective, principal investment strategy and principal risks of the Cambria Trinity ETF (the “Fund”). These changes, which are discussed in more detail below, will become effective on January 1, 2019, or such later date as deemed appropriate by Trust officers (the “Effective Date”). On the Effective Date, the Fund will convert from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of the Cambria Trinity Index (the “Index”), an index developed by Cambria Indices, LLC, into an actively managed fund that will apply substantially identical screens and investment criteria as the Index to provide exposure to the same major asset classes in the various regions, countries and sectors around the globe.

Accordingly, on the Effective Date, the Fund’s investment objective will be replaced in its entirety by the following:

The Fund seeks income and capital appreciation from investments in exchange-traded vehicles that provide exposure to the major asset classes in the various regions, countries and sectors around the globe.

In addition, the Fund’s principal investment strategy will be replaced in its entirety by the following:

The Fund is designed to provide diversified exposure to all of the major asset classes in the various regions, countries and sectors around the globe and absolute positive returns with lower volatility and risk compared to global equity markets. The major asset classes represented in the Fund are equity and fixed income securities, real estate, commodities, listed derivatives, and currencies.

Under normal market conditions, the Fund invests at least 80% of its total assets in affiliated and unaffiliated exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) (collectively, “Underlying Vehicles”) that provide exposure to various (i) investment asset classes, including equity and fixed income securities, real estate, commodities, and currencies, and (ii) factors such as value, momentum, and trend investing. Momentum and trend following strategies, both of which are based on quantitative and algorithmic models, attempt to (1) invest in assets when their prices are in an uptrend (i.e., prices are increasing over a specified time period) and/or increasing relative to the prices of other assets, and (2) sell or short assets when their prices are in a downtrend (i.e., prices are decreasing over a specified time period) and/or decreasing relative to the prices of other assets. The Fund also invests in other ETPs that pursue shareholder yield and managed futures strategies, which involve dividend investing and short sales, respectively. As of the date of this Prospectus, the Fund invests in 17 Underlying Vehicles that provide investment exposure to these various asset classes and strategies. Through these Underlying Vehicles, the Fund allocates approximately 16% of its portfolio to equity securities, 24% to fixed income securities, 44% to trend following strategies, and 16% to other asset classes such as currencies and real assets, including commodities, listed derivatives, and real estate.

The Fund defines equity securities to include exposure through Underlying Vehicles to equity securities, including, but not limited to, REITs and common stocks of issuers of any market capitalization. The Fund defines fixed income securities to include exposure through Underlying Vehicles to securities issued by the U.S. Government and its agencies, treasury inflation-protected securities (TIPS), sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The equity securities and fixed income securities may be issued by governments or companies located in developed or emerging markets.

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in Underlying Vehicles, including affiliated ETFs, that offer diversified exposure to all of the major asset classes in the various regions, countries, and sectors around the globe. The Fund may invest up to 20% of its net assets in instruments that are not Underlying Vehicles, but which Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”), believes will help the Fund achieve its investment objective, including, but not limited to, futures, options, swap contracts, cash and cash equivalents, and money market funds.

Cambria has discretion to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to rebalance to target allocations at least annually.

Also, each reference to Passive Investment Risk, Tracking Error Risk, and Concentration Risk as a principal risk of the Fund will be deleted in its entirety from the Prospectus and replaced by Management Risk. The following descriptions will be added to the “Principal Risks” section of the Fund Summary and the “Additional Information About the Fund’s Risks” section, respectively:

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Management Risk. The Fund is actively managed and uses proprietary investment strategies and processes. There can be no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected. Securities selected by Cambria may not perform as expected. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

The section titled “Additional Information About the Fund’s Strategies” will be replaced in its entirety by the following:

Additional Information About the Fund’s Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in affiliated and unaffiliated Underlying Vehicles that provide exposure to various (i) investment asset classes, including equity and fixed income securities, real estate, commodities, and currencies, and (ii) factors such as value, momentum, and trend investing. The Fund may change its 80% investment policy without shareholder approval upon written notice to shareholders.

The Adviser defines developed markets and emerging markets as described in the following table.

Developed		Emerging
Austria*	Japan***	Brazil**	Mexico**
Australia***	Luxembourg*	Chile**	Morocco*
Belgium*	Netherlands*	China***	Peru**
Canada**	New Zealand***	Colombia**	Philippines***
Denmark*	Norway*	Czech Republic*	Poland*
Finland*	Portugal*	Egypt*	Russia*
France*	Singapore***	Hungary*	South Africa*
Germany*	South Korea***	India***	Taiwan***
Greece*	Spain*	Indonesia***	Thailand***
Hong Kong***	Sweden*	Malaysia***	Turkey*
Ireland*	Switzerland*
Israel*	UK*
Italy*	USA**
* EMEA = Europe, Middle East and Africa		*** APAC = Asia Pacific
** AME = Americas

The sections titled “Additional Information About the Underlying Index” and “Index Provider and Disclaimers – Cambria Indices, LLC” will be deleted in their entirety, and the section titled “Index Provider and Disclaimers – Listing Exchange” will be replaced in its entirety by the following:

Shares of the Fund are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of Shares of a Fund to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Furthermore, all other references in the Prospectus and SAI to the Fund pursuing a passively managed index strategy, the Index, and the Fund’s Index Provider are updated to reflect the Fund’s new actively managed strategy.

The changes to the Fund’s investment objective, principal investment strategy, and principal risks are not expected to have a material impact on the Fund’s holdings or affect the Fund’s fees and expenses.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SK-015-0100